Individuals With Highest Emoluments - Emoluments by Bands (Detail) - Individual	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Emolument band 1,500,001 - 2,000,000 [member]
Disclosure of transactions between related parties [line items]
Number of individuals	3	5	4
Emolument band 2,000,001 - 2,500,000 [member]
Disclosure of transactions between related parties [line items]
Number of individuals	2		1